Financial Instruments and Fair Value Measurements - Schedule of Financial Assets and Liabilities Measured at Fair Value (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Liabilities:
Convertible preferred stock warrant liability		$ 313	$ 577
Assets:
Money market funds	$ 105,234	21,680	28,185
Money Market Funds
Assets:
Money market funds	19,987	21,680	26,379
U.S. Treasury securities
Assets:
Money market funds	58,006		1,806
Reverse Repurchase Agreements
Assets:
Money market funds	10,601
Commercial paper
Assets:
Money market funds	8,562
Corporate bonds
Assets:
Money market funds	8,078
Convertible Preferred Stock Warrants Liability
Liabilities:
Convertible preferred stock warrant liability		313	577
Fair Value, Inputs, Level 1 [Member]
Assets:
Money market funds	77,993	21,680	28,185
Fair Value, Inputs, Level 1 [Member] | Money Market Funds
Assets:
Money market funds	19,987	21,680	26,379
Fair Value, Inputs, Level 1 [Member] | U.S. Treasury securities
Assets:
Money market funds	58,006		1,806
Fair Value, Inputs, Level 2 [Member]
Assets:
Money market funds	27,241
Fair Value, Inputs, Level 2 [Member] | Reverse Repurchase Agreements
Assets:
Money market funds	10,601
Fair Value, Inputs, Level 2 [Member] | Commercial paper
Assets:
Money market funds	8,562
Fair Value, Inputs, Level 2 [Member] | Corporate bonds
Assets:
Money market funds	$ 8,078
Fair Value, Inputs, Level 3 [Member]
Liabilities:
Convertible preferred stock warrant liability		313	577
Fair Value, Inputs, Level 3 [Member] | Convertible Preferred Stock Warrants Liability
Liabilities:
Convertible preferred stock warrant liability		$ 313	$ 577